Capitalised Costs Relating to Oil and Gas Production Activities (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Capitalized costs relating to oil and gas producing activities by geographic area [line items]
Unproved properties	$ 1,343	$ 4,740	$ 5,543
Proved properties	29,890	62,567	60,431
Total costs	31,233	67,307	65,974
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(20,508)	(45,486)	(42,038)
Net capitalised costs	10,725	21,821	23,936
Australia [member]
Capitalized costs relating to oil and gas producing activities by geographic area [line items]
Unproved properties	10	10	94
Proved properties	16,514	16,258	16,190
Total costs	16,524	16,268	16,284
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(10,867)	(9,984)	(9,085)
Net capitalised costs	5,657	6,284	7,199
United States [member]
Capitalized costs relating to oil and gas producing activities by geographic area [line items]
Unproved properties	875	4,528	5,284
Proved properties	11,751	43,885	41,837
Total costs	12,626	48,413	47,121
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(8,339)	(33,437)	(30,969)
Net capitalised costs	4,287	14,976	16,152
Other countries [member]
Capitalized costs relating to oil and gas producing activities by geographic area [line items]
Unproved properties	458	202	165
Proved properties	1,625	2,424	2,404
Total costs	2,083	2,626	2,569
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(1,302)	(2,065)	(1,984)
Net capitalised costs	$ 781	$ 561	$ 585